CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) income	$ 86,346,611	$ 61,259,650	$ (72,235,840)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(8,113,672)	2,376,925	6,197,195
Comprehensive (loss) income	78,232,939	63,636,575	(66,038,645)
Less: comprehensive (loss) income attributable to non-controlling interests	7,450,034	1,991,540	(209,319)
Comprehensive (loss) income attributable to Trina Solar Limited	$ 70,782,905	$ 61,645,035	$ (65,829,326)